Stock Options and Contributed Surplus - Schedule of Stock Options Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average exercise price	$ 0.36	$ 0.27	$ 0.34
Weighted average risk-free interest rate		1.57%	2.17%
Weighted average dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	94.77%	95.48%	103.47%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$ 0.36	$ 0.27	$ 0.34
Weighted average fair value	$ 0.30	0.24	0.30
Top of Range [Member]
Weighted average risk-free interest rate	0.52%
Share price on the various grant dates:	$ 0.39	0.28	0.40
Bottom of Range [Member]
Weighted average risk-free interest rate	1.52%
Share price on the various grant dates:	$ 0.22	$ 0.24	$ 0.18